Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2023	2022
	$	$

Revenues receivable from royalty, stream and other interests	4,107	2,008
Interest income receivable	1,253	8,834
Sales taxes and other receivables	922	858
	6,282	11,700